Finance Income and Expenses	12 Months Ended
Dec. 31, 2022
Disclosure Of Detailed Information About Finance Income And Expense [Abstract]
Finance income and expenses

10. Finance income and expenses

	2022	2021	2020
Interest income	2,144	1,774	119
Net foreign exchange difference	13,112	12,661	396
Total finance income	15,256	14,435	515
Interest expenses—loan from credit institutions	(5,784)	(8,623)	(5,627)
Interest expenses—lease liabilities	(8,144)	(5,026)	(1,462)
Interest expenses—shareholder loans	—	(5,256)	(7,343)
Fair value changes derivatives	(287)	(16)	976
Fair value changes short-term investments	(1,821)	(222)	—
Other financial expenses	(629)	(518)	(478)
Borrowing costs capitalized	—	3,921	2,562
Total finance expenses	(16,665)	(15,740)	(11,372)

Capitalized borrowing costs

For the year ended December 31, 2022, there were no capitalized borrowing costs. For the years ended December 31, 2021 and 2020, borrowing costs have been capitalized for qualifying assets that consist of construction in progress for production facilities. The capitalization rate used to determine the amount of borrowing costs that have been capitalized, is the weighted average interest rate applicable to the Group’s general liabilities to credit institutions, shareholder loan and lease liabilities during the year, in this case 3.82% for 2021 and 6.78% for 2020.